Portfolio of Investments – as of October 31, 2025 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 99.8% of Net Assets
	Australia — 6.2%
35,460	Goodman Group	$764,808
139,171	GPT Group	488,838
294,907	Mirvac Group	443,961
306,183	Vicinity Ltd.	505,835
		2,203,442
	Belgium — 0.5%
1,551	VGP NV	179,181
	Canada — 1.4%
57,930	Dream Industrial Real Estate Investment Trust	499,357
	France — 2.4%
2,018	Gecina SA	187,535
2,784	Klepierre SA	106,395
5,468	Unibail-Rodamco-Westfield(a)	565,409
		859,339
	Germany — 2.7%
6,101	LEG Immobilien SE	464,983
11,483	TAG Immobilien AG	190,628
10,459	Vonovia SE	314,353
		969,964
	Hong Kong — 2.8%
31,002	Hongkong Land Holdings Ltd.	189,432
45,356	Link REIT	236,197
46,000	Sun Hung Kai Properties Ltd.	559,764
		985,393
	Japan — 7.9%
154	Advance Residence Investment Corp.	166,681
152	GLP J-Reit	137,794
568	Japan Metropolitan Fund Invest	439,389
644	Japan Real Estate Investment Corp.	531,154
19,100	Mitsubishi Estate Co. Ltd.	404,765
81,687	Mitsui Fudosan Co. Ltd.	850,558
259	Sekisui House Reit, Inc.	133,299
3,900	Sumitomo Realty & Development Co. Ltd.	166,518
		2,830,158
	Netherlands — 0.7%
12,805	CTP NV	267,024
	Singapore — 2.2%
197,614	CapitaLand Ascendas REIT	427,841
197,860	Keppel DC REIT	363,060
		790,901
	Spain — 1.0%
22,789	Merlin Properties Socimi SA	355,013
	Sweden — 2.1%
80,989	Fastighets AB Balder, Class B(a)	594,044
8,693	Pandox AB	173,439
		767,483
	Switzerland — 0.1%
270	Swiss Prime Site AG	38,349
Shares	Description	Value (†)
	United Kingdom — 4.4%
55,605	British Land Co. PLC	$277,717
126,356	LondonMetric Property PLC	316,118
3,216	Safestore Holdings PLC	30,207
27,550	Segro PLC	252,809
80,794	Sirius Real Estate Ltd.	105,980
207,201	Tritax Big Box REIT PLC	409,026
23,592	UNITE Group PLC	175,978
		1,567,835
	United States — 65.4%
28,330	American Homes 4 Rent, Class A	895,228
1,260	American Tower Corp.	225,515
8,390	AvalonBay Communities, Inc.	1,459,189
43,290	Brixmor Property Group, Inc.	1,132,466
62,870	Broadstone Net Lease, Inc.	1,126,630
15,810	CareTrust REIT, Inc.	547,817
23,880	Curbline Properties Corp.	550,673
8,770	Digital Realty Trust, Inc.	1,494,496
2,195	Equinix, Inc.	1,856,992
41,130	Highwoods Properties, Inc.	1,177,552
3,450	Iron Mountain, Inc.	355,178
141,650	LXP Industrial Trust	1,344,258
7,890	Mid-America Apartment Communities, Inc.	1,011,735
15,090	Prologis, Inc.	1,872,518
5,900	Public Storage	1,643,504
32,108	Realty Income Corp.	1,861,622
4,428	Ryman Hospitality Properties, Inc.	384,837
7,930	Simon Property Group, Inc.	1,393,777
17,120	Welltower, Inc.	3,099,405
		23,433,392
	Total Common Stocks (Identified Cost $33,298,796)	35,746,831

Principal Amount
Short-Term Investments — 0.9%
$333,663
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 10/31/2025  at 2.400% to be
repurchased at $333,730 on 11/03/2025  collateralized
by $310,400 U.S. Treasury Inflation Indexed Note,
2.375% due 10/15/2028  valued at $340,391 including
accrued interest(b)
(Identified Cost $333,663)
		333,663
	Total Investments — 100.7% (Identified Cost $33,632,459)	36,080,494
	Other assets less liabilities — (0.7)%	(239,594)
	Net Assets — 100.0%	$35,840,900

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

J-REIT	Japan Real Estate Investment Trust
REIT	Real Estate Investment Trust
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,203,442	$ —	$2,203,442
Belgium	—	179,181	—	179,181
France	—	859,339	—	859,339
Germany	—	969,964	—	969,964
Hong Kong	—	985,393	—	985,393
Japan	166,681	2,663,477	—	2,830,158
Netherlands	—	267,024	—	267,024
Singapore	—	790,901	—	790,901
Spain	—	355,013	—	355,013
Sweden	—	767,483	—	767,483
Switzerland	—	38,349	—	38,349
United Kingdom	105,980	1,461,855	—	1,567,835
All Other Common Stocks(a)	23,932,749	—	—	23,932,749
Total Common Stocks	24,205,410	11,541,421	—	35,746,831
Short-Term Investments	—	333,663	—	333,663
Total Investments	$24,205,410	$11,875,084	$—	$36,080,494

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at October 31, 2025 (Unaudited)
United States Dollar	66.8%
Japanese Yen	7.9
Euro	7.3
Australian Dollar	6.2
British Pound	4.4
Hong Kong Dollar	2.3
Singapore Dollar	2.2
Swedish Krona	2.1
Other, less than 2% each	1.5
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%